Financial expenses (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of Financial Expenses	The following is a roll forward of the activity within debt (current and non-current), by facility, for the six months ended June 30, 2020:

		Activity				Balance as of June 30, 2020 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2019	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2020	Current	Non-Current
KEXIM Credit Facility	$199,014	$—	$(136,856)	$—	$62,158	$62,158	$—
ABN AMRO Credit Facility	91,954	—	(91,954)	—	—	—	—
ING Credit Facility	131,439	72,125	(6,369)	—	197,195	48,708	148,487
2018 NIBC Credit Facility	31,621	3,125	(1,615)	—	33,131	33,131	—
2017 Credit Facility	131,499	—	(6,632)	—	124,867	13,265	111,602
Credit Agricole Credit Facility	88,466	—	(4,284)	395	84,577	7,814	76,763
ABN AMRO / K-Sure Credit Facility	43,726	—	(1,926)	360	42,160	3,155	39,005
Citibank / K-Sure Credit Facility	91,086	—	(4,209)	915	87,792	6,651	81,141
ABN AMRO / SEB Credit Facility	103,325	3,249	(5,750)	—	100,824	11,181	89,643
Hamburg Commercial Bank Credit Facility	42,150	1,429	(1,618)	—	41,961	3,292	38,669
Prudential Credit Facility	55,463	—	(2,311)	—	53,152	5,547	47,605
2019 DNB / GIEK Credit Facility	—	31,850	(979)	—	30,871	3,916	26,955
BNPP Sinosure Credit Facility	—	66,991	(2,105)	—	64,886	6,699	58,187
2020 $225 Million Credit Facility	—	101,200	—	—	101,200	10,240	90,960
Ocean Yield Lease Financing	148,235	—	(5,432)	95	142,898	10,924	131,974
CMBFL Lease Financing	56,473	—	(2,453)	88	54,108	4,738	49,370
BCFL Lease Financing (LR2s)	90,384	—	(4,111)	275	86,548	8,314	78,234
CSSC Lease Financing	233,727	—	(8,653)	(386)	224,688	18,056	206,632
CSSC Scrubber Lease Financing	10,976	—	(2,744)	—	8,232	5,488	2,744
BCFL Lease Financing (MRs)	87,810	—	(5,778)	—	82,032	12,024	70,008
2018 CMBFL Lease Financing	126,429	10,125	(5,058)	—	131,496	13,007	118,489
$116.0 Million Lease Financing	106,040	—	(3,502)	—	102,538	7,322	95,216

AVIC Lease Financing	127,309	—	(5,896)	—	121,413	11,794	109,619
China Huarong Lease Financing	123,750	—	(6,750)	—	117,000	13,500	103,500
$157.5 Million Lease Financing	137,943	—	(7,072)	—	130,871	14,143	116,728
COSCO Lease Financing	76,450	—	(3,850)	—	72,600	7,700	64,900
IFRS 16 - Leases - Three MRs	44,192	—	(3,575)	—	40,617	7,445	33,172
IFRS 16 - Leases - 7 Handymax	12,778	1,643	(7,629)	—	6,792	6,792	—
$670.0 Million Lease Financing	513,004	103,601	(30,464)	—	586,141	48,018	538,123
Unsecured Senior Notes Due 2020	53,750	—	(53,750)	—	—	—	—
Unsecured Senior Notes Due 2025	—	28,100	—	—	28,100	—	28,100
Convertible Notes Due 2022	180,050	—	—	4,565	184,615	—	184,615
	$3,139,043	$423,438	$(423,325)	$6,307	$3,145,463	$405,022	$2,740,441
Less: deferred financing fees	(16,596)	(7,840)	—	3,399	(21,037)	(2,564)	(18,473)
Total	$3,122,447	$415,598	$(423,325)	$9,706	$3,124,426	$402,458	$2,721,968

(1)    Relates to non-cash accretion or amortization of (i) debt or lease obligations assumed as part of the 2017 merger with NPTI, which were recorded at fair value on the closing dates, (ii) accretion of our Convertible Notes due 2022 and (iii) amortization and write-offs of deferred financing fees.
The table below details the dividends declared during the six months ended June 30, 2020 and the corresponding effect to the conversion rate of the Convertible Notes due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 2, 2020	$0.10	25.8763
June 1, 2020	$0.10	26.0200
    (1) Per $1,000 principal amount of the Convertible Notes due 2022.
The following table summarizes our financial expenses for the six months ended June 30, 2020 and 2019, respectively.

	For the six months ended June 30,
In thousands of U.S. dollars	2020	2019
Interest expense on debt (1)	$74,186	$82,898
Accretion of convertible notes	4,565	6,995
Amortization of deferred financing fees	3,086	4,088
Accretion of premiums and discounts on assumed debt (2)	1,742	1,827
Write-off of deferred financing fees	313	275
Total financial expenses	$83,892	$96,083